Contingencies, Commitments and Guarantees	12 Months Ended
Dec. 31, 2013
Contingencies, Commitments and Guarantees disclosure
Contingencies, Commitments and Guarantees disclosure [Text Block]

16. CONTINGENCIES, COMMITMENTS AND GUARANTEES

Contingencies

        The major pending legal proceedings, other than ordinary routine litigation incidental to the business, to which the Company or any of its subsidiaries is a party or to which any of the Company's properties is subject are described below.

Asbestos- and Environmental-Related Proceedings

        In the ordinary course of its insurance business, the Company has received and continues to receive claims for insurance arising under policies issued by the Company asserting alleged injuries and damages from asbestos- and environmental-related exposures that are the subject of related coverage litigation, including, among others, the litigation described below. The Company is defending asbestos- and environmental-related litigation vigorously and believes that it has meritorious defenses; however, the outcomes of these disputes are uncertain. In this regard, the Company employs dedicated specialists and aggressive resolution strategies to manage asbestos and environmental loss exposure, including settling litigation under appropriate circumstances.

        Asbestos Direct Action Litigation—In October 2001 and April 2002, two purported class action suits (Wise v. Travelers and Meninger v. Travelers) were filed against Travelers Property Casualty Corp. (TPC), a wholly-owned subsidiary of the Company, and other insurers (not including The St. Paul Companies, Inc. (SPC), which was acquired by TPC in 2004) in state court in West Virginia. These and other cases subsequently filed in West Virginia were consolidated into a single proceeding in the Circuit Court of Kanawha County, West Virginia. The plaintiffs allege that the insurer defendants engaged in unfair trade practices in violation of state statutes by inappropriately handling and settling asbestos claims. The plaintiffs seek to reopen large numbers of settled asbestos claims and to impose liability for damages, including punitive damages, directly on insurers. Similar lawsuits alleging inappropriate handling and settling of asbestos claims were filed in Massachusetts and Hawaii state courts. These suits are collectively referred to as the Statutory and Hawaii Actions.

        In March 2002, the plaintiffs in consolidated asbestos actions pending before a mass tort panel of judges in West Virginia state court amended their complaint to include TPC as a defendant, alleging that TPC and other insurers breached alleged duties to certain users of asbestos products. The plaintiffs seek damages, including punitive damages. Lawsuits seeking similar relief and raising similar allegations, primarily violations of purported common law duties to third parties, have also been asserted in various state courts against TPC and SPC. The claims asserted in these suits are collectively referred to as the Common Law Claims.

        In response to these claims, TPC moved to enjoin the Statutory Actions and the Common Law Claims in the federal bankruptcy court that had presided over the bankruptcy of TPC's former policyholder Johns-Manville Corporation on the ground that the suits violated injunctions entered in connection with confirmation of the Johns-Manville bankruptcy (the "1986 Orders"). The bankruptcy court issued a temporary restraining order and referred the parties to mediation. In November 2003, the parties reached a settlement of the Statutory and Hawaii Actions, which included a lump-sum payment of up to $412 million by TPC, subject to a number of significant contingencies. In May 2004, the parties reached a settlement resolving substantially all pending and similar future Common Law Claims against TPC, which included a payment of up to $90 million by TPC, subject to similar contingencies. Among the contingencies for each of these settlements was that the bankruptcy court issue an order, which must become a final order, clarifying that all of these claims, and similar future asbestos-related claims against TPC, as well as related contribution claims, are barred by the 1986 Orders.

        On August 17, 2004, the bankruptcy court entered an order approving the settlements and clarifying that the 1986 Orders barred the pending Statutory and Hawaii Actions and substantially all Common Law Claims pending against TPC (the "Clarifying Order"). The Clarifying Order also applies to similar direct action claims that may be filed in the future. Although the District Court substantially affirmed the Clarifying Order, on February 15, 2008, the Second Circuit issued an opinion vacating on jurisdictional grounds the District Court's approval of the Clarifying Order.

        On December 12, 2008, the United States Supreme Court granted TPC's Petition for Writ of Certiorari and, on June 18, 2009, the Supreme Court reversed the Second Circuit's February 15, 2008 decision, finding, among other things, that the 1986 Orders are final and therefore may not be collaterally challenged on jurisdictional grounds. The Supreme Court further ruled that the bankruptcy court had jurisdiction to issue the Clarifying Order. However, since the Second Circuit had not ruled on certain additional issues, principally related to procedural matters and the adequacy of notice provided to certain parties, the Supreme Court remanded the case to the Second Circuit for further proceedings on those specific issues.

        On March 22, 2010, the Second Circuit issued an opinion in which it found that the notice of the 1986 Orders provided to one remaining objector was insufficient to bar contribution claims by that objector against TPC. TPC's Petition for Rehearing and Rehearing En Banc was denied May 25, 2010 and its Petition for Writ of Certiorari and Petition for a Writ of Mandamus were denied by the United States Supreme Court on November 29, 2010.

        The plaintiffs in the Statutory and Hawaii actions and the Common Law Claims actions thereafter filed motions in the bankruptcy court to compel TPC to make payment under the settlement agreements, arguing that all conditions precedent to the settlements had been met. On December 16, 2010, the bankruptcy court granted the plaintiffs' motions and ruled that TPC was required to fund the settlements. The court entered judgment against TPC on January 20, 2011 in accordance with this ruling and ordered TPC to pay the settlement amounts plus prejudgment interest. The bankruptcy court's judgment was reversed by the district court on March 1, 2012, the district court having found that the conditions to the settlements had not been met in view of the Second Circuit's March 22, 2010 ruling permitting the filing of contribution claims against TPC. The plaintiffs appealed the district court's March 1, 2012 decision to the Second Circuit Court of Appeals. Oral argument before the Second Circuit took place on January 10, 2013, and the parties await the court's decision.

        SPC, which is not covered by the Manville bankruptcy court rulings or the settlements described above, from time to time has been named as a defendant in direct action cases in Texas state court asserting common law claims. All such cases that are still pending and in which SPC has been served are currently on the inactive docket in Texas state court. If any of those cases becomes active, SPC intends to litigate those cases vigorously. SPC was previously a defendant in similar direct actions in Ohio state court, which have been dismissed following favorable rulings by Ohio trial and appellate courts. From time to time, SPC and/or its subsidiaries have been named in similar individual direct actions in other jurisdictions.

        Outcome and Impact of Asbestos and Environmental Claims and Litigation.    Currently, it is not possible to predict legal outcomes and their impact on the future development of claims and litigation relating to asbestos and environmental claims. Any such development will be affected by future court decisions and interpretations, as well as changes in applicable legislation. Because of these uncertainties, additional liabilities may arise for amounts in excess of the Company's current reserves. In addition, the Company's estimate of ultimate claims and claim adjustment expenses may change. These additional liabilities or increases in estimates, or a range of either, cannot now be reasonably estimated and could result in income statement charges that could be material to the Company's results of operations in future periods.

Other Proceedings Not Arising Under Insurance Contracts or Reinsurance Agreements

        The Company is involved in other lawsuits, including lawsuits alleging extra-contractual damages relating to insurance contracts or reinsurance agreements, that do not arise under insurance contracts or reinsurance agreements. Based upon currently available information, the Company does not believe it is reasonably possible that any such lawsuit or related lawsuits would be material to the Company's results of operations or would have a material adverse effect on the Company's financial position or liquidity.

Gain Contingencies

        On August 17, 2010, in a reinsurance dispute in New York state court captioned United States Fidelity & Guaranty Company v. American Re-Insurance Company, et al., the trial court granted summary judgment for United States Fidelity and Guaranty Company (USF&G), a subsidiary of the Company, and denied summary judgment for American Re-Insurance Company, a subsidiary of Munich Re (American Re), and three other reinsurers. By order dated October 22, 2010, the trial court corrected certain clerical errors and made certain clarifications to the August 17, 2010 order. On October 25, 2010, judgment was entered against American Re and the other three insurers, awarding USF&G $420 million, comprising $251 million ceded under the terms of the disputed reinsurance contract plus interest of 9% amounting to $169 million as of that date. The judgment, including the award of interest, was appealed by the reinsurers to the New York Supreme Court, Appellate Division, First Department. On January 24, 2012, the Appellate Division affirmed the judgment. On January 30, 2012, the reinsurers filed a motion with the Appellate Division seeking permission to appeal its decision to the New York Court of Appeals, and on March 12, 2012, the Appellate Division granted the reinsurers' motion. On February 7, 2013, the Court of Appeals issued an opinion that largely affirmed the summary judgment in USF&G's favor, while modifying in part the summary judgment with respect to two discrete issues and remanding the case to the trial court for determination of those issues. The Company believes it has a meritorious position on each of these issues and intends to pursue its claim vigorously. On May 2, 2013, the Court of Appeals denied a motion by reinsurers to reconsider the February 7, 2013 opinion. In November 2013, the Company entered into a settlement agreement with one of the reinsurers. At December 31, 2013, the claim totaled $466 million, comprising the $238 million of reinsurance recoverable plus interest amounting to $228 million as of that date. Interest will continue to accrue at 9% until the claim is paid. The $238 million of reinsurance recoverable owed to USF&G under the terms of the disputed reinsurance contract has been reported as part of reinsurance recoverables in the Company's consolidated balance sheet. The interest that would be owed as part of any judgment ultimately entered in favor of USF&G is treated for accounting purposes as a gain contingency in accordance with FASB Topic 450, Contingencies, and accordingly has not been recognized in the Company's consolidated financial statements.

        In an unrelated action, The Travelers Indemnity Company is one of the Settlement Class plaintiffs and a class member in a class action lawsuit captioned Safeco Insurance Company of America, et al. v American International Group, Inc. et al. (U.S. District Court, N.D. Ill.) in which the defendants are alleged to have engaged in the under-reporting of workers' compensation premium in connection with a workers' compensation reinsurance pool in which several subsidiaries of the Company participate. On July 26, 2011, the court granted preliminary approval of a class settlement pursuant to which the defendants agreed to pay $450 million to the class. On December 21, 2011, the court entered an order granting final approval of the settlement, and on February 28, 2012, the district court issued a written opinion approving the settlement. On March 27, 2012, three parties who objected to the settlement appealed the court's orders approving the settlement to the U.S. Court of Appeals for the Seventh Circuit. On January 11, 2013, all parties, including the three parties who had objected to the settlement, filed a Stipulation of Dismissal indicating that there were no longer any objections to the settlement. On March 25, 2013, the Seventh Circuit dismissed the appeals. On April 16, 2013, the Seventh Circuit issued its mandate returning the case to the district court for administration of the settlement. Prior to receiving payment, the Company accounted for its anticipated allocation from the settlement fund as a gain contingency in accordance with FASB Topic 450, Contingencies. On June 26, 2013, the Company received payment of approximately $91 million, comprising 98% of its allocation from the settlement fund. On November 11, 2013, the Company received payment of approximately $2 million, comprising the remaining 2% to be paid from the settlement fund. The combination of the payments received in June and November 2013 totaling $93 million, less approximately $2 million remitted to another insurer, resulted in a net gain of $91 million that is reported in "Other revenues" in the Company's consolidated statement of income.

Other Commitments and Guarantees

Commitments

        Investment Commitments—The Company has unfunded commitments to private equity limited partnerships and real estate partnerships in which it invests. These commitments totaled $1.52 billion and $1.27 billion at December 31, 2013 and 2012, respectively.

Guarantees

        In the ordinary course of selling businesses to third parties, the Company has agreed to indemnify purchasers for losses arising out of breaches of representations and warranties with respect to the businesses being sold, covenants and obligations of the Company and/or its subsidiaries following the closing, and in certain cases obligations arising from undisclosed liabilities, adverse reserve development and imposition of additional taxes due to either a change in the tax law or an adverse interpretation of the tax law. Such indemnification provisions generally are applicable from the closing date to the expiration of the relevant statutes of limitations, although, in some cases, there may be agreed upon term limitations or no term limitations. Certain of these contingent obligations are subject to deductibles which have to be incurred by the obligee before the Company is obligated to make payments. The maximum amount of the Company's contingent obligation for indemnifications related to the sale of businesses that are quantifiable was $465 million at December 31, 2013, of which $9 million was recognized on the balance sheet at that date.

        The Company also has contingent obligations for guarantees related to certain investments, third-party loans related to certain investments, certain insurance policy obligations of former insurance subsidiaries, and various other indemnifications. The Company also provides standard indemnifications to service providers in the normal course of business. The indemnification clauses are often standard contractual terms. Certain of these guarantees and indemnifications have no stated or notional amounts or limitation to the maximum potential future payments, and, accordingly, the Company is unable to develop an estimate of the maximum potential payments for such arrangements. The maximum amount of the Company's obligation for guarantees of certain investments and third-party loans related to certain investments that are quantifiable was $153 million at December 31, 2013, approximately $75 million of which is indemnified by a third party. The maximum amount of the Company's obligation related to the guarantee of certain insurance policy obligations of a former insurance subsidiary was $480 million at December 31, 2013, all of which is indemnified by a third party.